Supplement to the
Fidelity Advisor®
Equity Income Fund
Class A, Class T,
Class B, and Class C
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

EPI-11-01 April 14, 2011
1.756211.124

Supplement to the
Fidelity Advisor®
Equity Income Fund
Institutional Class
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 22.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

EPII-11-01 April 14, 2011
1.756210.118